SBA Servicing Asset (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Transfers and Servicing [Abstract]
Summary of Activity Pertaining to SBA Servicing Rights

The following summarizes the activity pertaining to SBA servicing rights, which are in the consolidated balance sheets, for the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(Dollars in thousands)
Beginning balance	$3,521	$3,515	$3,411	$3,132
Origination of servicing assets	376	367	955	1,132
Change in fair value:
Due to run-off	(254)	(216)	(707)	(600)
Due to market changes	(82)	(172)	(98)	(170)

Ending balance	$3,561	$3,494	$3,561	$3,494

The following summarizes the activity pertaining to SBA servicing rights, which are in the consolidated balance sheets, for the years ended December 31, 2017 and 2016:

	December 31,
	2017	2016
	(Dollars in thousands)
Beginning balance	$3,132	$2,600
Origination of servicing assets	1,490	1,387
Change in fair value:
Due to run-off	(765)	(645)
Due to market changes	(446)	(210)

Ending balance	$3,411	$3,132